Consolidated Statements of Stockholders' Equity - USD ($)	Total	Contributed Equity	Pre-funded Warrants	Option Reserve	Share-based Payment Reserve	Fair Value of Investment Reserve	FX Translation Reserve	Accumulated Deficit
Beginning balance at Jun. 30, 2018	$ 28,258,085	$ 69,788,130		$ 1,473,302	$ 1,816,817	$ 353,604	$ 7,530,571	$ (52,704,339)
Fair value gains on investments in financial assets						181,687
Net loss for the year	(14,951,948)					(14,951,948)		(14,951,948)
Total comprehensive income and expense for the period	(14,770,261)					181,687		(14,951,948)
Issuance of ordinary shares	9,069,584	9,069,584
Exercise of options granted under LTIP and NED plan		1,473,302		$ (1,473,302)
Exchange on conversion	(1,390,678)				(100,457)	(17,591)	(1,272,630)
Recognition of share-based payment expense	685,409				685,409
Ending balance at Jun. 30, 2019	21,852,139	80,331,016			2,401,769	517,700	6,257,941	(67,656,287)
Fair value gains on investments in financial assets	41,098					41,098
Net loss for the year	(11,123,199)					(11,123,199)		(11,123,199)
Total comprehensive income and expense for the period	(11,082,101)					41,098		(11,123,199)
Issuance of ordinary shares	33,236,520	33,236,520
Exercise of options granted under LTIP and NED plan		284,828			(284,828)
Exchange on conversion	(171,274)				266,451	(7,389)	(430,336)
Recognition of share-based payment expense	732,688				732,688
Ending balance at Jun. 30, 2020	44,567,972	113,852,364			3,116,080	551,409	5,827,605	(78,779,486)
Fair value gains on investments in financial assets	469,767					469,767
Net loss for the year	(45,344,496)					(45,344,496)		(45,344,496)
Total comprehensive income and expense for the period	(44,874,729)					469,767		(45,344,496)
Issuance of ordinary shares and pre-funded warrants on NASDAQ listing net of issuance cost $10,126,959	117,023,620	105,477,591	$ 11,546,029
Issuance of ordinary shares on exercise of pre-funded warrants net of issuance costs $1,099,412		11,546,029	$ (11,546,029)
Exercise of options granted under LTIP and NED plan		3,271,542			(3,271,542)
Exchange on conversion	14,671,267				345,474	64,235	14,261,558
Recognition of share-based payment expense	3,897,638				3,897,638
Ending balance at Jun. 30, 2021	$ 135,285,768	$ 234,147,526			$ 4,087,650	$ 1,085,411	$ 20,089,163	$ (124,123,982)